As filed with Securities and Exchange Commission on April 5, 2019.

File Nos. 333-178841

811-08810

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 23 [X]

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 23 [X]

(Check Appropriate Box or Boxes)

------------

FS VARIABLE SEPARATE ACCOUNT

(Exact Name of Registrant)

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

(Name of Depositor)

175 Water Street

New York, New York 10038

(Address of Depositor’s Principal Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (800) 996-9786

Manda Ghaferi, Esq.

The United States Life Insurance Company in the City of New York

21650 Oxnard Street, Suite 750

Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor and Registrant)

It is proposed that this filing will become effective:

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 22 was filed pursuant to Rule 485 (a) (1) under the Securities Act of 1933 and Amendment No. 22 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on February 8, 2019 and pursuant to Rule 485 (a) (1) would have become effective on April 9, 2019. Post-Effective Amendment No. 23 and Amendment No. 23 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule (b) (1) (iii) for the sole purpose of designating April 29, 2019 as the new date upon which the Amendments shall become effective.

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 22 to Form N-4 on February 8, 2019 and are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Houston, and State of Texas, on this 4th day of April 2019.

FS VARIABLE SEPARATE ACCOUNT
(Registrant)

By:	THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
(On behalf of the Registrant and itself)

By:	/s/ CRAIG A. ANDERSON
CRAIG A. ANDERSON
SENIOR VICE PRESIDENT AND LIFE CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman of the Board, Chief Executive Officer, and President	April 4, 2019

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	April 4, 2019

*ROBERT M. BEUERLEIN ROBERT M. BEUERLEIN	Director	April 4, 2019

*WILLIAM J. CARR WILLIAM J. CARR	Director	April 4, 2019

*THOMAS J. DIEMER THOMAS J. DEIMER	Director, Executive Vice President and Chief Financial Officer	April 4, 2019

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	April 4, 2019

*GLEN D. KELLER GLEN D. KELLER	Director	April 4, 2019

CRAIG A. SABAL	Director, Senior Vice President and Chief Investment Officer

*ALIREZA VASEGHI ALIREZA VASEGHI	Director, Managing Director and Chief Operating Officer, Institutional Markets	April 4, 2019

*JANA W. GREER JANA W. GREER	President, Individual Retirement	April 4, 2019

*DON W. CUMMINGS DON W. CUMMINGS	Senior Vice President and Controller	April 4, 2019

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	April 4, 2019

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	April 4, 2019